Capital adequacy and liquidity situation - Liquidity coverage ratio and Net stable funding ratio (Details) - Parent Company - SEK (kr) kr in Billions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
Total liquid assets	kr 60.0	kr 64.1
Net liquidity outflows	12.1	14.9
Liquidity outflows	24.5	26.0
Liquidity inflows	kr 13.1	kr 11.2
Liquidity Coverage Ratio	633.00%	518.00%
Available stable funding	kr 260.1	kr 272.5
Requiring stable funding	kr 204.8	kr 211.0
Net Stable Funding Ratio	127.00%	129.00%